Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Shares [Member]	Share-based payment reserve [Member]	Deficit [Member]
Beginning Balance (shares) at Dec. 31, 2015		193,479,416
Beginning Balance at Dec. 31, 2015	$ 34,145	$ 100,051	$ 18,424	$ (84,330)
Statement [Line Items]
Share-based compensation	136		136
Net loss for the year	(1,896)			(1,896)
Ending Balance (shares) at Dec. 31, 2016		193,479,416
Ending Balance at Dec. 31, 2016	32,385	$ 100,051	18,560	(86,226)
Statement [Line Items]
Shares issued to settle convertible notes	678	$ 678
Shares issued to settle convertible notes (Shares)		7,489,898
Share-based compensation	169		169
Net loss for the year	(1,273)			(1,273)
Ending Balance (shares) at Dec. 31, 2017		200,969,314
Ending Balance at Dec. 31, 2017	31,959	$ 100,729	18,729	(87,499)
Statement [Line Items]
Share-based compensation	91		91
Net loss for the year	(1,419)			(1,419)
Ending Balance (shares) at Dec. 31, 2018		200,969,314
Ending Balance at Dec. 31, 2018	$ 30,631	$ 100,729	$ 18,820	$ (88,918)